ANGLESEA ENTERPRISES, INC. (A Development Stage Company) - Balance Sheets - As of June 30, 2013 (Unaudited) and September 30, 2012 and 2011 (Audited) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS
Cash	$ 17	$ 2,311	$ 45,660
Total Current Assets	17	2,311	45,660
TOTAL ASSETS	17	2,311	45,660
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,382	14,044	300
Loans from shareholders	29,275	0	0
Total Current Liabilities	31,657	14,044	300
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.00001 par value, 20,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.00001 par value, 250,000,000 shares authorized, 66,033,000 shares issued and outstanding at June 30, 2013 and September 30, 2012 and 2011.	660	660	660
Additional paid-in capital	60,270	60,270	60,270
Deficit accumulated during the development stage	(92,570)	(72,663)	(15,570)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(31,640)	(11,733)	45,360
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 17	$ 2,311	$ 45,660